Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 177,154	$ 123,358	$ 137,248	$ 162,465
Short-term investments	83,626	115,652
Accounts receivable, net	29,763	26,135
Due from related parties	32,917	15,578
Inventories	457	1,363
Prepayments and other current assets	8,267	11,842
Total current assets	332,184	293,928
Non-current assets:
Long-term investments	30,811	31,495
Property and equipment, net	61,734	57,657
Intangible assets, net	6,546	8,299
Goodwill	21,179	23,136	22,607
Long-term prepayments and other assets	2,137	2,787
Right-of-use assets	865	27	$ 1,954
Restricted cash	7,654	4,078
Total assets	463,323	440,718
Current liabilities:
Accounts payable	25,432	26,407
Due to related parties	1,560	1,597
Bank borrowings	7,024	2,876
Contract liabilities and deferred income	38,967	36,892
Accrued liabilities and other payables	49,438	49,557
Lease liabilities, current portion	283	18
Total current liabilities	128,290	119,878
Non-current liabilities:
Contract liabilities and deferred income	876	845
Deferred tax liabilities	687	930
Bank borrowings	24,750	17,291
Lease liabilities, non-current portion	299	7
Total liabilities	154,902	138,951
VIEs
Current assets:
Cash and cash equivalents	52,142	16,645
Short-term investments		6,373
Accounts receivable, net	29,162	26,003
Amount due from group companies	5,326	3,102
Due from related parties	13,121	15,387
Inventories	457	1,363
Prepayments and other current assets	2,574	7,142
Total current assets	102,782	76,015
Non-current assets:
Long-term investments	5,345	6,467
Property and equipment, net	61,545	57,417
Intangible assets, net	6,546	8,299
Goodwill	21,179	23,136
Long-term prepayments and other assets	2,094	2,684
Right-of-use assets	865	27
Restricted cash	7,654	4,078
Total assets	208,010	178,123
Current liabilities:
Accounts payable	23,398	23,789
Amount due to group companies	71,925	146,732
Due to related parties		91
Bank borrowings	7,024	2,876
Contract liabilities and deferred income	37,781	36,740
Income tax payable	3,342	2,451
Accrued liabilities and other payables	43,446	42,449
Lease liabilities, current portion	283	18
Total current liabilities	187,199	255,146
Non-current liabilities:
Contract liabilities and deferred income	876	845
Deferred tax liabilities	687	930
Amount due to group companies	97,617	31,369
Bank borrowings	24,750	17,291
Lease liabilities, non-current portion	299	7
Total liabilities	$ 311,428	$ 305,588